Commodity and Other Derivative Contractual Assets and Liabilities (Derivative Volumes) (Detail) lb in Thousands, gal in Millions, T in Millions, MMBTU in Millions, $ in Millions		Sep. 30, 2017 USD ($) T MMBTU GWh gal lb	Dec. 31, 2016 USD ($) T MMBTU GWh gal lb		Dec. 31, 2015 T MMBTU GWh gal lb
Natural Gas Derivative [Member] | Successor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | MMBTU	[1]	1,420	1,282
Natural Gas Derivative [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | MMBTU	[1]				1,489
Electricity (in GWh) [Member] | Successor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume		106,190	75,322
Electricity (in GWh) [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume					58,022
Congestion Revenue RIghts (in GWh) [Member] | Successor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume	[2]	96,269	126,573
Congestion Revenue RIghts (in GWh) [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume	[2]				106,260
Coal (in tons) [Member] | Successor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | T		4	12
Coal (in tons) [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | T					10
Fuel oil (in gallons) [Member] | Successor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | gal		19	34
Fuel oil (in gallons) [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | gal					35
Uranium (in pounds) [Member] | Successor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | lb		450	25
Uranium (in pounds) [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Nonmonetary Notional Volume | lb					75
Interest Rate Swap [Member] | Successor
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount | $	[3]	$ 3,000	$ 3,000	[4]

[1]	Represents gross notional forward sales, purchases and options transactions, locational basis swaps and other natural gas transactions.
[2]	Represents gross forward purchases associated with instruments used to hedge electricity price differences between settlement points within ERCOT.
[3]	Includes notional amounts of interest rate swaps that became effective in January 2017 and have maturity dates through July 2023.
[4]	Successor period includes notional amounts of interest rate swaps that become effective in January 2017 and have maturity dates through July 2023.